UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    116 1st St SW Suite C, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         Shannon D. Radke, 116 1st St SW Suite C, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 06/30/06
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Semi-Annual Report for the six months ended June 30, 2006.

The Federal Reserve raised rates again as the first half of 2006 came to a close and Wall Street cheered as some saw hints of a less aggressive central bank. Fed policy makers boosted their target for the Federal Funds rate to 5.25% June 29, in an effort to curb inflation. The quarter percentage point hike was the Feds 17th straight rate increase since June 2004.
The Funds rate, which was at a 46 year low of 1% at the start of the campaign, is now at the highest level in more than five years. Many investors have been worried that in an effort to ward off inflation, the Fed would raise rates too much and choke off economic growth and corporate profits. Put simply, here is how Fed rate hikes directly affect consumer spending. Most consumer credit rates and adjustable mortgage rates are tied to the Prime rate. This rate moves in lock step with the Fed Funds rate. As Prime increases, more money is taken from the consumer in the form of higher interest rates and therefore is not available for the purchase of goods and services. Since consumer spending makes up roughly two-thirds of our economy, when spending slows, the economy slows causing the Fed to pause and eventually begin cutting rates again to stimulate the economy lest it should fall into recession. The Feds statement accompanying the rate hike, however, contained some softer language and triggered a surge in stocks. The extent and timing of any additional firming that may be needed to address these inflation risks will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information, the central bank said in its statement. That replaced the line from its May statement that said, The committee judges that some further policy firming may yet be needed. The statement suggested that an end to the central banks two year old rate hiking campaign may be in sight. Although the economy rebounded from its Hurricane Katrina related pause during Q4 2005, with GDP expanding at an upwardly revised 5.6% in Q1 2006, the fastest pace in three years, we leave the second quarter with evidence of a slower pace to economic activity and a growing consensus that the Fed is just about done. While growth is moderating, consumer spending should continue to be supported, albeit at a lower rate than recent periods, by low unemployment and rising personal income. Business investment is likely to remain robust, given high profit margins and strong balance sheets. The geopolitical backdrop, however, is not about to turn bright and cheery anytime soon and may continue to nag investor sentiment.

Equity markets around the world posted strong gains in the quarter ended March 31, 2006. The economy picked up pace from the weak performance in the Katrina depressed fourth quarter of 2005. The strength of equity prices was surprising, however, in the face of continued Fed tightening. For the quarter, the S&P 500 rose 4.21% while small-cap stocks outperformed their large-cap brethren. The second quarter began with fresh evidence in the GDP report that the economy was expanding briskly and a solemn view that the Fed was not done tightening. In contrast, the second quarter ended with evidence of a slower pace to economic activity and a growing consensus that the Fed is just about done. The major indexes closed out the quarter on a mixed note. The Dow Industrials gained 0.4%, the Nasdaq lost 7.20% and the S&P 500 lost 1.9%.
The Nasdaq and the S&P both broke strings of four straight quarterly gains, while the Dow extended its winning streak to four quarters. For the first half of the year, the Dow is up 4%, while the S&P 500 is up 1.8% and the Nasdaq is down 1.5%.

The fixed income markets declined in the first quarter as the U.S. economy bounced back from Hurricane Katrina with strong growth and the Fed continued tightening. Bonds took a further turn for the worse in the second quarter as the bond vigilantes sold bonds and pushed rates higher as their fear of accelerating inflation was exacerbated by the strong Q1 GDP report. The markets were also buffeted by remarks of the new Fed Chairman. His communication approach has not been impressive as he seemingly waffled back and forth on inflation and further rate hikes during several public appearances.
The markets are never comfortable with the winds of uncertainty and right out of the gate he fanned those winds.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing.
Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds. Our interests are closely aligned with those of our shareholders because our money is invested alongside their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,


/s/Shannon D. Radke

Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA


By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 0.04% (at net asset value with distributions reinvested) for the six months ended June 30, 2006.

The fixed income markets declined in the first quarter as the U.S. economy rebounded from its Hurricane Katrina related pause with strong growth and the Fed continued tightening. As a result, the Funds share price declined slightly in the first quarter. Bonds took a further turn for the worse in the second quarter as the bond vigilantes sold bonds and pushed rates higher as their fear of accelerating inflation was exacerbated by the strong Q1 GDP report. This sent the Funds share price down moderately for the second quarter. The markets were also buffeted by remarks of the new Fed Chairman.
Mr. Bernankes communication approach has not been impressive as he seemingly waffled back and forth on inflation and further rate hikes during several public appearances. The markets are never comfortable with the winds of uncertainty, and right out of the gate he fanned those winds.

Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from Federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2006 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347
January 31, 2004                    $12,136                    $12,706                 $13,423
February 29, 2004                   $12,313                    $12,892                 $13,625
March 31, 2004                      $12,274                    $12,850                 $13,578
April 30, 2004                      $12,001                    $12,565                 $13,256
May 31, 2004                        $11,941                    $12,503                 $13,208
June 30, 2004                       $12,006                    $12,570                 $13,256
July 31, 2004                       $12,165                    $12,737                 $13,429
August 31, 2004                     $12,374                    $12,956                 $13,698
September 30, 2004                  $12,436                    $13,020                 $13,771
October 31, 2004                    $12,484                    $13,071                 $13,889
November 30, 2004                   $12,414                    $12,997                 $13,775
December 31, 2004                   $12,551                    $13,141                 $13,943
January 31, 2005                    $12,601                    $13,194                 $14,074
February 28, 2005                   $12,587                    $13,179                 $14,027
March 31, 2005                      $12,443                    $13,028                 $13,939
April 30, 2005                      $12,604                    $13,196                 $14,160
May 31, 2005                        $12,693                    $13,290                 $14,260
June 30, 2005                       $12,757                    $13,356                 $14,349
July 29, 2005                       $12,682                    $13,278                 $14,284
August 31, 2005                     $12,749                    $13,348                 $14,428
September 30, 2005                  $12,750                    $13,349                 $14,332
October 31, 2005                    $12,678                    $13,274                 $14,244
November 30, 2005                   $12,718                    $13,315                 $14,313
December 30, 2005                   $12,797                    $13,398                 $14,436
January 31, 2006                    $12,865                    $13,469                 $14,475
February 28, 2006                   $12,889                    $13,495                 $14,572
March 31, 2006                      $12,842                    $13,446                 $14,471
April 30, 2006                      $12,816                    $13,419                 $14,467
May 31, 2006                        $12,914                    $13,521                 $14,532
June 30, 2006                       $12,801                    $13,402                 $14,477

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/06. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                        Lifetime
Through June 30, 2006   One-Year   Three-Year   Five Year       (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        0.35%       2.37%        4.52%         4.33%
Including Sales Charge       -3.44%       0.79%        3.56%         3.65%

Returns reflect reinvestment of distributions and the effect of the front-end sales charge, as applicable. The current maximum sales charge is 3.75%, while the maximum sales charge prior to 04/30/05 was 4.50%. Therefore, the total returns, for the three year, five year and lifetime would have been higher had the current maximum sales charge been in effect for those stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA


By:  Shannon D. Radke
       President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 0.05% (at net asset value with distributions reinvested) for the six months ended June 30, 2006.

The fixed income markets declined in the first quarter as the U.S. economy rebounded from its Hurricane Katrina related pause with strong growth and the Fed continued tightening. As a result, the Funds share price declined slightly in the first quarter. Bonds took a further turn for the worse in the second quarter as the bond vigilantes sold bonds and pushed rates higher as their fear of accelerating inflation was exacerbated by the strong Q1 GDP report. This sent the Funds share price down moderately for the second quarter. The markets were also buffeted by remarks of the new Fed Chairman.
Mr. Bernankes communication approach has not been impressive as he seemingly waffled back and forth on inflation and further rate hikes during several public appearances. The markets are never comfortable with the winds of uncertainty, and right out of the gate he fanned those winds.

Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from Federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2006 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347
January 31, 2004                    $12,284                    $12,862                 $13,423
February 29, 2004                   $12,450                    $13,035                 $13,625
March 31, 2004                      $12,386                    $12,968                 $13,578
April 30, 2004                      $12,100                    $12,668                 $13,256
May 31, 2004                        $12,026                    $12,591                 $13,208
June 30, 2004                       $12,077                    $12,645                 $13,256
July 31, 2004                       $12,214                    $12,788                 $13,429
August 31, 2004                     $12,435                    $13,019                 $13,698
September 30, 2004                  $12,495                    $13,082                 $13,771
October 31, 2004                    $12,568                    $13,158                 $13,889
November 30, 2004                   $12,497                    $13,084                 $13,775
December 31, 2004                   $12,646                    $13,240                 $13,943
January 31, 2005                    $12,721                    $13,319                 $14,074
February 28, 2005                   $12,719                    $13,316                 $14,027
March 31, 2005                      $12,576                    $13,167                 $13,939
April 30, 2005                      $12,761                    $13,360                 $14,160
May 31, 2005                        $12,864                    $13,469                 $14,260
June 30, 2005                       $12,915                    $13,522                 $14,349
July 29, 2005                       $12,816                    $13,418                 $14,284
August 31, 2005                     $12,895                    $13,501                 $14,428
September 30, 2005                  $12,884                    $13,489                 $14,332
October 31, 2005                    $12,824                    $13,427                 $14,244
November 30, 2005                   $12,851                    $13,455                 $14,313
December 30, 2005                   $12,929                    $13,537                 $14,436
January 31, 2006                    $13,009                    $13,621                 $14,475
February 28, 2006                   $13,025                    $13,638                 $14,572
March 31, 2006                      $12,991                    $13,602                 $14,471
April 30, 2006                      $12,939                    $13,547                 $14,467
May 31, 2006                        $13,038                    $13,651                 $14,532
June 30, 2006                       $12,938                    $13,546                 $14,477


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/06. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                        Lifetime
Through June 30, 2006    One-Year   Three-Year   Five Year      (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        0.18%       2.33%        4.43%         4.49%
Including Sales Charge       -3.56%       0.77%        3.48%         3.80%

Returns reflect reinvestment of distributions and the effect of the front-end sales charge, as applicable. The current maximum sales charge is 3.75%, while the maximum sales charge prior to 04/30/05 was 4.50%. Therefore, the total returns, for the three year, five year, and lifetime would have been higher had the current maximum sales charge been in effect for the stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By: William E. Dodge, President and CEO, Fox Asset Management, LLC Shannon D. Radke, President

Viking Large-Cap Value Fund provided a total return of 5.15% (at net asset value) for the six months ended June 30, 2006.

Equity markets around the world posted strong gains in the quarter ended March 31, 2006. The dollar was relatively stable and the economy clearly picked-up pace from the weak performance in the Katrina depressed fourth quarter of 2005. The strength of equity prices was surprising in the face of continued Fed tightening. The total return of the broad market, as measured by the S&P 500 rose 4.21% in the quarter, the strongest since the first quarter of 2001, and the Russell 1000
Value benchmark was even stronger, rising 5.93%. The Fund rose 4.47% during the first quarter. Leading the list of top performers was International Rectifier Corp, a supplier of electronic parts. Two other technology names, Hewlett Packard and Honeywell, also rose sharply in the quarter. Other leaders are a diverse group that includes Amerisource Bergen Corp., Walt Disney Co., Merrill Lynch & Co., and Rio Tinto PLC ADR. Underperformers included Intel, which is restructuring to meet the demands of a dynamic marketplace and facing what we believe is short-term competitive pressures. Utility stocks were also weak, led by Dominion Resources and American Electric Power.

The second quarter began with fresh evidence in the GDP report that the economy was expanding briskly and a solemn view that the Fed was not done tightening. In contrast, we left the second quarter with evidence of a slower pace to economic activity and a growing consensus that the Fed is just about done tightening. Although the Fund posted a positive return of 0.7%, the second quarter was generally unkind to financial assets with the S&P 500 and the Russell 1000 both off roughly
2%. Wheres the problem? Well, its about economic growth, continued Fed tightening, creeping inflationary pressures, and an expanding geopolitical problem. The markets were also buffeted by remarks of new Fed Chairman Bernanke. His communications approach has not been impressive as he seemingly waffled back and forth on inflation and further rate hikes during several public appearances. The markets are never comfortable with the winds of uncertainty, and right out of the gate he fanned those winds.

As bottom up, fundamentally-driven stock pickers, we do not try to predict broader stock market performance. That stated, we believe that a solid economic backdrop of low unemployment, rising wages, strong corporate balance sheets, robust profitability and reasonable equity valuations are all supportive of a rising stock market. As always, we remain steadfast in our commitment to finding higher quality companies, with strong balance sheets and cash flow, selling at discount valuations. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2006 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,475                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926
January 31, 2004                    $ 9,806                    $10,345                 $11,118
February 29, 2004                   $10,049                    $10,601                 $11,356
March 31, 2004                      $ 9,883                    $10,427                 $11,257
April 30, 2004                      $ 9,845                    $10,386                 $10,982
May 31, 2004                        $ 9,932                    $10,478                 $11,094
June 30, 2004                       $10,175                    $10,735                 $11,356
July 31, 2004                       $ 9,786                    $10,324                 $11,196
August 31, 2004                     $ 9,757                    $10,294                 $11,355
September 30, 2004                  $ 9,874                    $10,417                 $11,531
October 31, 2004                    $ 9,971                    $10,519                 $11,723
November 30, 2004                   $10,428                    $11,002                 $12,316
December 31, 2004                   $10,631                    $11,215                 $12,728
January 31, 2005                    $10,523                    $11,102                 $12.502
February 28, 2005                   $11,061                    $11,669                 $12,921
March 31, 2005                      $11,041                    $11,648                 $12,739
April 30, 2005                      $10,738                    $11,329                 $12,510
May 31, 2005                        $11,031                    $11,638                 $12,812
June 30, 2005                       $11,168                    $11,782                 $12,952
July 29, 2005                       $11,490                    $12,122                 $13,327
August 31, 2005                     $11,393                    $12,019                 $13,269
September 30, 2005                  $11,490                    $12,122                 $13,455
October 31, 2005                    $10,963                    $11,566                 $13,114
November 30, 2005                   $11,373                    $11,999                 $13,543
December 30, 2005                   $11,456                    $12,086                 $13,626
January 31, 2006                    $11,771                    $12,418                 $14,155
February 28, 2006                   $11,810                    $12,460                 $14,241
March 31, 2006                      $11,968                    $12,626                 $14,434
April 30, 2006                      $12,283                    $12,958                 $14,801
May 31, 2006                        $12,046                    $12,709                 $14,427
June 30, 2006                       $12,046                    $12,709                 $14,519


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/06. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                        Lifetime
Through June 30, 2006        One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        7.86%      11.86%        2.47%         3.53%
Including Sales Charge        2.23%       9.88%        1.36%         2.73%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING SMALL-CAP VALUE FUND

By: George C. Pierides, Senior Managing Director, Fox Asset Management, LLC Shannon D. Radke, President

Viking Small-Cap Value Fund provided a total return of 7.47% (at net asset value) for the six months ended June 30, 2006.

Equity markets around the world posted strong gains in the quarter ended March 31, 2006. Small-Cap stocks continued their impressive performance during the quarter, with the Russell 2000 Index surging nearly 14%. The small-cap indexs strong advance was led by lower quality stocks, as companies at the lower end of the quality spectrum (specifically, those ranked
C and D by S&P) outperformed the Russell 2000 Index by a wide margin. Foxs long-standing focus on investing in higher quality, financially sound companies typically lags in lower quality advances, and this was again the case during the period. Nonetheless, the Fund advanced 9% for the quarter. Our underweight in the underperforming financial services sector contributed to relative performance. Stock selection in producer durables, which continue to benefit from strong industrial demand also contributed to performance. Detracting from performance during the quarter included our overweight in the underperforming auto and transportation sector, as well as stock selection in the energy-related and technology sectors.

Small-cap stocks ended lower along with most major domestic market indices in the second quarter of 2006, as the Russell
2000 index declined 5%, and the Russell 2000 Value Index declined 2.7%. While small-cap stocks could not escape the global market weakness during the period, they continued their six plus year streak of out performance relative to their larger-cap brethren. Our long standing strategy of investing in higher quality financially sound companies was rewarded during the quarter as the Fund declined only 1.4%. Our underweighting in the technology sector and overweighting in the autos and transportation sector contributed to favorable relative performance. Stock selection in the consumer discretionary sector, as well as our long standing underweight (and adverse stock selection) in financials, detracted from performance during the quarter. We have begun to reexamine our underweight in financial services, reflecting our view that the Fed is nearing the end of its two year campaign to raise interest rates.

As bottom up, fundamentally driven stock pickers, we do not try to predict broader stock market performance. That stated, we believe that a solid economic backdrop of low unemployment, rising wages, strong corporate balance sheets, robust profitability and reasonable equity valuations are all supportive of a rising stock market. As always, we remain steadfast in our commitment to finding higher quality companies, with strong balance sheets and cash flow, selling at discount valuations. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through June 30, 2006 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,475                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954
January 31, 2004                    $11,839                    $12,490                 $14,437
February 29, 2004                   $12,028                    $12,690                 $14,716
March 31, 2004                      $12,047                    $12,710                 $14,920
April 30, 2004                      $11,848                    $12,500                 $14,148
May 31, 2004                        $11,924                    $12,580                 $14,319
June 30, 2004                       $12,645                    $13,340                 $15,046
July 31, 2004                       $12,237                    $12,910                 $14,354
August 31, 2004                     $12,265                    $12,940                 $14,495
September 30, 2004                  $12,664                    $13,360                 $15,069
October 31, 2004                    $12,758                    $13,460                 $15,303
November 30, 2004                   $13,602                    $14,350                 $16,661
December 31, 2004                   $13,886                    $14,649                 $17,058
January 31, 2005                    $13,394                    $14,131                 $16,398
February 28, 2005                   $13,857                    $14,619                 $16,724
March 31, 2005                      $13,674                    $14,426                 $16,380
April 30, 2005                      $13,066                    $13,785                 $15,535
May 31, 2005                        $13,799                    $14,558                 $16,482
June 30, 2005                       $14,011                    $14,782                 $17,211
July 29, 2005                       $14,484                    $15,280                 $18,190
August 31, 2005                     $14,503                    $15,300                 $17,773
September 30, 2005                  $14,551                    $15,351                 $17,743
October 31, 2005                    $14,214                    $14,995                 $17,298
November 30, 2005                   $14,628                    $15,433                 $17,999
December 30, 2005                   $14,666                    $15,261                 $17,861
January 31, 2006                    $15,516                    $16,370                 $19,338
February 28, 2006                   $15,203                    $16,039                 $19,337
March 31, 2006                      $15,769                    $16,636                 $20,274
April 30, 2006                      $15,931                    $16,807                 $20,328
May 31, 2006                        $15,213                    $16,050                 $19,486
June 30, 2006                       $15,547                    $16,402                 $19,725


The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 05/03/01-06/30/06. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                         Lifetime
Through June 30, 2006         One-Year   Three-Year   Five Year    (Est. 5/3/01)
--------------------------------------------------------------------------------
Excluding Sales Charge         10.96%      16.51%      9.90%           10.06%
Including Sales Charge          5.10%      14.45%      8.72%            8.92%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Schedule of Investments
June 30, 2006

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 99.9%
General Obligations 16.8%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $174,898
Broadwater Cnty MT Sch Dist No. 1 Townsend (AMBAC) 5.1% 07/01/18                 250,000               260,978
Cascade Cnty MT High Sch A Great Falls  3.15%  07/01/06                          100,000               100,000
Misoula Cnty MT Ref (XLCA) 3.75%   07/01/14                                      250,000               241,968
MT St Long Range Building Pg-Ser G   4.00%   08/01/13                            250,000               248,382
MT St Long Range Building Pg - Ser G  4.00%  08/01/16                            250,000               245,163
MT St Water Pollution Ctl  5.60%  07/15/20                                       100,000               105,464
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               263,920
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                  80,000                78,103
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               106,940
Yellowstone & Carbon Cntys Elem Sch Dist (MBIA) 4.25% 07/01/24                   200,000               193,172
                                                                                                     ---------
                                                                                                     2,018,988
                                                                                                     ---------
Continuing Care Revenue Bonds  2.0%
MT Fac Fin Auth Marias Med Ctr  3.80%  01/01/10                                  175,000               173,138
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                33,365
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                39,327
                                                                                                     ---------
                                                                                                       245,830
                                                                                                     ---------
Higher Education Revenue Bonds  11.5%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               436,829
MT St Brd Regents (MSU) Rev Facs Imp-E (AMBAC) 5.00% 11/15/21                     80,000                80,439
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24                150,000               160,137
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                76,308
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                    140,000               143,884
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 75,000                79,512
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               400,177
                                                                                                     ---------
                                                                                                     1,377,286
                                                                                                     ---------
Hospital Revenue Bonds  23.1%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               150,578
MT Fac Fin Auth Rev Bozeman Deaconess 4.125% 06/01/18                            200,000               191,350
MT Fac Fin Auth Providence Serv (MBIA)  4.60%  12/01/18                          150,000               149,572
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          500,000               515,575
MT Fac Fin Auth Providence Serv (MBIA)  4.80%  12/01/20                          200,000               200,694
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18             200,000               206,968
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24               515,000               521,427
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               372,590
*MT St Hlth Fac Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16              450,000               465,588
                                                                                                     ---------
                                                                                                     2,774,342
                                                                                                     ---------
Housing Revenue Bonds  14.4%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                             70,000                69,928
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                 85,000                84,079
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 70,000                69,280
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 120,000               119,329
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                 110,000               109,188
MT St Brd Hsg Sngle Fam Mtg Ser B-2 5.55%  06/01/33                              175,000               175,691
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              370,000               369,652
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  06/01/12                               250,000               250,018
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  12/01/12                               480,000               478,733
                                                                                                     ---------
                                                                                                     1,725,898
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds 9.7%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               248,018
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               169,148
MT Fac Fin Auth Childrens Home  4.55%  01/01/17                                  250,000               244,573
MT St Hlth Fac Auth Hlth Care Rev State Hosp  (AMBAC)  5.00%  06/01/22           500,000               509,010
                                                                                                     ---------
                                                                                                     1,170,749
                                                                                                     ---------
Transportation Revenue Bonds  5.1%
MT St Dept Trans Rev Grant Antic Hwy 93 (MBIA)  5.00%  06/01/20                  100,000               105,940
MT St Dept Trans Rev Grant Antic Hwy 93  (MBIA)  4.00%  06/01/14                 250,000               251,183
Puerto Rico Hwy & Trans Auth Rev Ser G  (FGIC)  5.25%  07/01/20                  250,000               271,665
                                                                                                     ---------
                                                                                                       628,788
                                                                                                     ---------
Utility Revenue Bonds  7.7%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00%  03/01/31           190,000               193,004
Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC)  4.65%  08/01/23               750,000               731,430
                                                                                                     ---------
                                                                                                       924,434
                                                                                                     ---------
Water Revenue Bonds 0.8%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               100,239
                                                                                                     ---------
                                                                                                       100,239
                                                                                                     ---------
Other Revenue Bonds  11.7%
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               110,251
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               110,017
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               209,898
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               103,557
Puerto Rico Mun Fin Agy Ser A (FSA) 5.25%  08/01/21                              200,000               210,722
MT Fac Fin Auth Prerelease Ctr Rev (XLCA)  5.25%  10/01/20                       300,000               316,089
                                                                                                     ---------
                                                                                                     1,060,534
                                                                                                    ----------

Total Municipal Bonds (cost $12,099,726)                                                            12,010,738

SHORT-TERM INVESMENTS 2.1%
Federated Municipal Obligations Fund #852                                        191,000               191,000
Franklin Double Tax-Free Income Fund                                               4,941                57,756
                                                                                                    ----------
Total Short-Term Investments (cost: $248,892)                                                          248,756
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED 102.0%  (COST $12,349,618)                                   12,259,494

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (2.0)%                                                (234,909)
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,220,378 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $12,024,585
                                                                                                   ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC  Insured by the AMBAC Indemnity Corporation
FGIC  Insured by the Financial Guaranty Insurance Company
FSA  Insured by Financial Security Assurance
MBIA  Insured by the Municipal Bond Insurance Association
XLCA  Insured by XL Capital Assurance



VIKING MUTUAL FUNDS
Schedule of Investments
June 30, 2006

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  99.5%

General Obligations  27.7%
*Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                   75,000               $74,391
Bismarck ND Ref & Imp - Ser P  2.90%  05/01/12                                   100,000                94,156
Bismarck ND Ref & Impt Ser T  4.45% 05/01/21                                     100,000                97,279
Bismarck ND Pub Sch Dist No 1 (FGIC)  4.50%  05/01/16                             10,000                 9,740
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                              60,000                61,070
Fargo ND Ref & Impt Ser D (MBIA) 5.00% 05/01/28                                  200,000               202,072
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                50,698
*Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                        50,000                49,779
*Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                              70,000                70,171
Mandan ND Ref Impt Ser C (AMBAC) 4.00% 05/01/18                                  150,000               143,140
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                50,868
Wahpeton ND Pub Sch Dist No 37 (FSA)  4.10%  05/01/15                            100,000                96,221
*West Fargo ND Ref & Imp  5.00%  05/01/18                                        250,000               255,605
West Fargo ND Ref & Impt Ser D (MBIA)  4.25%  05/01/20                           150,000               142,770
West Fargo ND Ref & Impt (MBIA) 4.10% 05/01/17                                   100,000                97,145
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                52,105
Valley City ND (CIFG) 4.50% 06/01/24                                              80,000                77,617
                                                                                                     ---------
                                                                                                     1,624,827
                                                                                                     ---------
Building Authority Revenue Bonds  7.6%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                50,835
GF Cnty ND Bldg Auth Rev 5.00%  12/01/20                                         200,000               201,218
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                51,044
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                51,371
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                92,587
                                                                                                     ---------
                                                                                                       447,055
                                                                                                     ---------
Education Revenue Bonds  7.4%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                51,761
Minot Pub School District No 1 Bldg Auth 4.80% 05/01/23                          290,000               288,330
West Fargo Pub School District Bldg Auth Lease Rev 4.20% 05/01/17                100,000                97,137
                                                                                                     ---------
                                                                                                       437,228
                                                                                                     ---------
Higher Education Revenue Bonds  16.7%
ND St Brd Hgher Ed Student Svcs Facs MSU 5.00%  08/01/18                         175,000               171,694
ND St Brd Hgher Ed Student Svcs Facs Rev MSU 5.50% 08/01/23                      125,000               125,264
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  4.375%  04/01/26               100,000                94,886
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FSA) 5.00% 04/01/21                   150,000               152,784
ND St Brd Hgher Ed Rev Hsg & Aux Facs NSDU (FGIC) 4.00% 04/01/15                 150,000               146,681
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                98,110
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (AMBAC)  4.25%  04/01/23              100,000                95,157
NDSU Rev Ser 2006A (AMBAC) 4.75% 04/01/29                                         75,000                73,291
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                25,436
                                                                                                     ---------
                                                                                                       983,303
                                                                                                     ---------
Hospital Revenue Bonds   8.7%
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA) 5.375% 06/01/27                     100,000               103,178
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC) 5.125% 06/01/27                       75,000                74,701
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                68,103
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  4.125%  06/01/11                    150,000               150,492
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                44,627
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                20,558
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,762
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                25,613
                                                                                                     ---------
                                                                                                       509,034
                                                                                                     ---------
Housing Revenue Bonds  11.2%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,253
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               149,816
ND St Hsg Fin Agy Rev Hsg Fin Pg  4.60%  01/01/15                                160,000               157,906
ND St Hsg Fin Agy Rev Hsg Fin Home MTG Fin-C  4.45%  07/01/16                    200,000               193,046
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                          5,000                 5,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 5,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      50,000                49,793
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22                     75,000                74,785
                                                                                                     ---------
                                                                                                       660,599
                                                                                                     ---------
Transportation Revenue Bonds  2.7%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               156,438
                                                                                                     ---------
                                                                                                       156,438
                                                                                                     ---------
Water Revenue Bonds  6.0%
Minot ND Wtr & Swr Util Resv Rev Ser A (XLCA) 4.20% 10/01/21                      50,000                46,648
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA) 5.50%  08/01/10            50,000                52,843
ND St Water Comm Rev Water dev & Mgmt Prog (MBIA) 5.00% 08/01/25                 100,000               102,775
South Central Reg Water Dist Burleigh Cnty Rev 5.00% 10/01/23                    150,000               149,598
                                                                                                     ---------
                                                                                                       351,864
                                                                                                     ---------
Other Revenue Bonds  11.5%
*Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                   50,000                50,963
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/17                   145,000               150,680
Grand Forks Sales Tax Rev Alerus Project (MBIA)  5.00%  12/15/21                 115,000               118,735
ND Pub Fin Auth Cap Fin Prog Ser A 5.00% 06/01/31                                100,000                99,290
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,312
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                50,817
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                16,146
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               159,644
                                                                                                     ---------
                                                                                                       672,587
                                                                                                     ---------

Total Municipal Bonds (cost $5,908,741)                                                              5,842,935

SHORT-TERM INVESMENTS 0.4%
Federated Municipal Obligations Fund #852                                         26,000                26,000
                                                                                                    ----------
Total Short-Term Investments (cost: $26,000)                                                            26,000
                                                                                                     ---------


TOTAL MARKET VALUE OF SECURITIES OWNED   99.9% (COST $5,934,741)                                     5,868,935

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.1%                                                    4,865
                                                                                                    ----------

NET ASSETS APPLICABLE TO 590,324 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $5,873,800
                                                                                                    ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
FGIC Insured by the Financial Guaranty Insurance Company
FSA Insured by Financial Security Assurance
MBIA Insured by the Municipal Bond Insurance Association
CIFG Insured by CIFG Company
XLCA Insured by XL Capital Assurance

VIKING MUTUAL FUNDS
Schedule of Investments
June 30, 2006

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 91.7%
Basic Materials 19.0%
ALCOA                                                            2,500                 $80,900
Anadarko Petroleum                                               1,200                  57,228
Apache                                                             800                  54,600
BP Amoco Plc ADR                                                 1,000                  69,610
Bunge Limited                                                    1,400                  70,350
Dow Chemical                                                     1,000                  39,030
Chevron Texaco                                                   1,600                  99,296
Conoco Phillips                                                  1,800                 117,954
Exxon Mobil                                                      1,700                 104,295
Rio Tinto Plc ADR                                                  300                  62,913
                                                                                      --------
                                                                                       756,176
                                                                                      --------
Conglomerates 3.7%
Honeywell                                                        1,900                  76,570
ITT Industries                                                   1,400                  69,300
                                                                                      --------
                                                                                       145,870
                                                                                      --------
Consumer Goods 7.2%
Dean Foods*                                                      1,900                  70,661
Johnson Controls                                                   700                  57,554
Kimberly-Clark                                                   1,900                 117,230
Sealed Air                                                         800                  41,664
                                                                                      --------
                                                                                       287,109
                                                                                      --------
Financial Services  23.7%
American International Group                                     1,400                  82,670
Bank of America                                                  2,600                 125,060
BB&T                                                               800                  33,272
Citigroup                                                        2,800                 135,100
Hartford Financial Services Group                                1,100                  93,060
Marsch & Mclennan                                                1,300                  34,957
Merrill Lynch                                                      800                  55,648
Morgan Stanley                                                   1,100                  69,531
National City                                                    2,100                  75,999
Sun Trust Bank                                                     800                  61,008
U.S. Bancorp                                                     2,400                  74,112
Wachovia                                                           700                  37,856
Washington Mutual                                                1,400                  63,812
                                                                                      --------
                                                                                       942,085
                                                                                      --------
Healthcare 6.4%
Health Management Associates                                     2,300                  45,333
Merck                                                            2,900                 105,647
Pfizer, Inc                                                      2,400                  56,328
Triad Hospital*                                                  1,200                  47,496
                                                                                      --------
                                                                                       254,804
                                                                                      --------
Industrial Goods 3.6%
Ingersoll-Rand                                                   1,900                  81,282
Masco Corporation                                                2,100                  62,244
                                                                                      --------
                                                                                       143,526
                                                                                      --------
Services 14.7%
Amerisource Bergen                                               1,000                  41,920
BJs Wholesale                                                    2,000                  56,700
Canadian Pacific                                                   700                  35,798
CSX                                                              1,500                 105,660
CVS Corp.                                                        2,700                  82,890
Disney                                                           2,800                  84,000
Union Pacific                                                    1,100                 102,256
Wal-Mart                                                         1,600                  77,072
                                                                                      --------
                                                                                       586,296
                                                                                      --------
Technology 7.2%
Hewlett-Packard                                                  2,300                  72,864
Intel                                                            2,900                  55,100
Microsoft                                                        1,300                  30,290
Nokia                                                            3,000                  60,780
Verizon Communications                                           2,000                  66,980
                                                                                      --------
                                                                                       286,014
                                                                                      --------
Utilities 6.2%
American Electric Power                                          2,700                  92,475
Dominion resources                                               1,100                  82,269
Public Service Enterprise Group                                  1,100                  72,732
                                                                                      --------
                                                                                       247,476
                                                                                      --------
Total Common Stocks (Cost $2,902,027)                                                3,649,356

SHORT-TERM INVESTMENTS 8.2%
Federated Prime Value Obligations #853                         185,000                 185,000
Federated Treasury Cash Reserves  #125                         139,000                 139,000
                                                                                    ----------
Total Short-Term Investments (cost: $324,000)                                          324,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  99.9% (COST $3,226,027)                      3,973,356

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 0.1%                                     4,990
                                                                                    ----------
NET ASSETS APPLICABLE TO 325,063 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,978,346
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Schedule of Investments
June 30, 2006

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 90.0%
Basic Materials 11.8%
Grey Wolf, Inc.*                                                 7,900                 $60,830
Maverick Tube*                                                   1,000                  63,190
Newfield Exploration                                             1,200                  58,728
Remington Oil & Gas*                                             1,000                  43,970
Cinmarex Energy*                                                 1,200                  51,600
N S Group                                                          600                  33,048
LoneStar Technologies                                              600                  32,412
Pioneer Drilling                                                 1,800                  27,792
                                                                                      --------
                                                                                       371,570
                                                                                      --------
Conglomerates 1.7%
Telefex                                                          1,000                  54,020
                                                                                      --------
                                                                                        54,020
                                                                                      --------
Consumer Goods 15.3%
AO Smith                                                         1,300                  60,268
AptarGroup                                                       1,900                  94,259
Borg Warner Automotive                                           1,200                  78,120
Church & Dwight                                                  2,550                  92,871
Clarcor                                                          1,600                  47,664
RC 2 Corp*                                                       1,600                  61,856
Tupperware                                                       2,200                  43,318
                                                                                      --------
                                                                                       478,356
                                                                                      --------
Financial  11.9%
Protective Life                                                  1,900                  88,578
Scottish Re Group                                                2,700                  45,036
IPC Holdings                                                     1,500                  36,990
First Midwest Bancorp                                              800                  29,664
Highland Hospitality                                             2,400                  33,792
Provident Bankshares                                               900                  32,751
Senior Housing Properties Trust                                  1,700                  30,447
Sunstone Hotel Investors                                         1,600                  46,496
Umpqua Holdings                                                  1,100                  28,215
                                                                                      --------
                                                                                       371,969
                                                                                      --------
Healthcare  8.9%
Chattem*                                                           900                  27,333
Conmed*                                                          2,500                  51,750
PolyMedica                                                       1,400                  50,344
Prestige Brands Holdings*                                        4,900                  48,853
Aspreva Pharmaceuticals                                          1,000                  27,140
West Pharmaceutical Services                                     2,000                  72,560
                                                                                      --------
                                                                                       277,980
                                                                                      --------
Industrial Groups 11.1%
Albany International                                             2,300                  97,497
Belden CDT                                                       2,900                  95,845
Granite Construction                                               700                  31,689
K&F Industries Holdings                                          1,800                  31,914
RPM                                                              5,100                  91,800
                                                                                      --------
                                                                                       348,745
                                                                                      --------
Services 19.3%
Arkansas Best                                                    1,800                  90,378
Applebees                                                        1,900                  36,518
BJs Wholesale                                                    2,300                  65,205
CBRL                                                               700                  23,744
Claires Stores                                                  2,500                  63,775
Landrys Seafood Restaurants                                     1,500                  48,675
Bristow Group                                                    1,400                  50,400
Labor Ready Inc.                                                 1,200                  27,180
Stage Stores                                                     1,000                  33,000
Owens & Minor                                                    2,300                  65,780
OMI Corp                                                         1,800                  38,970
Performance Food Group*                                            700                  21,266
Supervalue                                                         500                  15,350
YRC Worldwide*                                                     600                  25,266
                                                                                      --------
                                                                                       605,507
                                                                                      --------
Technology 5.2%
Bel Fuse, Inc.                                                   1,800                  59,058
InPhonic*                                                        7,300                  42,924
Technitrol                                                       2,600                  60,190
                                                                                      --------
                                                                                       162,172
                                                                                      --------
Utilities  4.8%
Piedmont Natural Gas                                             3,500                  85,050
Questar                                                            800                  64,392
                                                                                      --------
                                                                                       149,442
                                                                                      --------

Total Common Stocks (Cost $2,304,407)                                                2,819,761

SHORT-TERM INVESTMENTS  13.8%
Federated Prime Value Obligations Fund #853                    146,000                 146,000
Federated Treasury Cash Reserves #125                          146,000                 146,000
First Western Collective Asset                                 139,216                 139,216
                                                                                    ----------
Total Short-Term Investments (Cost $431,216)                                           431,216

TOTAL MARKET VALUE OF SECURITIES OWNED  103.8% (COST $2,735,623)                     3,250,977

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (3.8)%                               (118,787)
                                                                                    ----------

NET ASSETS APPLICABLE TO 203,550 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,132,190
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities (Unaudited)
June 30, 2006

                              Tax-Free Fund              Tax-Free Fund              Large-Cap              Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost                            $12,349,618                  $5,934,741             $3,226,027            $2,735,623
                                ------------------------------------------------------------------------------------
Value                            12,259,494                   5,868,935              3,973,356             3,250,977
Cash                                  6,963                       2,038                  4,660                 4,009
Receivable for fund shares sold          88                           0                      0                     0
Prepaid assets                          605                         320                  1,141                   979
Security sales receivable                 0                      55,000                      0                     0
Interest & dividends receivable     122,933                      71,793                  6,492                 5,007
Other Receivables                       389                           0                     72                    52
                                ------------------------------------------------------------------------------------
Total assets                     12,390,472                   5,998,086              3,985,721             3,261,024
                                ------------------------------------------------------------------------------------

LIABILITIES:
Security purchases payable          317,487                     100,000                      0               121,819
Payable for shares redeemed               0                           0                      0                     0
Distributions payable                38,268                      18,935                      0                     0
Other accounts payable and
   accrued expenses                  10,132                       5,351                  7,375                 7,015
                                ------------------------------------------------------------------------------------
Total liabilities                   365,887                     124,286                  7,375               128,834
                                ------------------------------------------------------------------------------------
NET ASSETS                       12,024,585                   5,873,800              3,978,346             3,132,190
                                ------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT June 30, 2006
Capital shares, $0.001 par value,
  unlimited shares authorized    12,234,375                   6,013,131              3,304,290             2,503,855
Net unrealized appreciation
 (depreciation)                     (90,124)                    (65,806)               747,329               515,354
Accumulated net realized gain
  (loss) on investments            (119,666)                    (73,525)               (94,807)              113,959
Undistributed net investment
  income (loss)                           0                           0                 21,534                  (978)
                                ------------------------------------------------------------------------------------
NET ASSETS                      $12,024,585                  $5,873,800             $3,978,346            $3,132,190
                                ------------------------------------------------------------------------------------


NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value            $12,024,585                  $5,873,800             $3,978,346            $3,132,190
Shares outstanding                1,220,378                     590,324                325,063               203,550
Net asset value per share             $9.85                       $9.95                 $12.24                $15.39
Maximum offering price per share
  (net asset value per share divided
  by 96.25%, 96.25%, 94.75% and
  94.75%, respectively)              $10.23                      $10.34                 $12.92                $16.24
                                ------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations (Unaudited)
For the six months ended June 30, 2006

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $268,785                   $136,591                  $     0              $     0
Dividends                           4,126                      3,253                   47,319               23,438
                               -------------------------------------------------------------------------------------
Total investment income           272,911                    139,844                   47,319               23,438
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           30,385                     15,664                   13,370               14,797
Administrative fees                 6,077                      3,149                    1,910                1,480
Distribution fees                  15,192                      7,827                    7,640                5,919
Transfer agent fees                 1,908                      1,090                    2,315                2,349
Accounting fees                     3,038                      1,575                      955                  740
Professional fees                   4,261                      4,232                    4,208                4,150
Insurance                           1,564                        770                      419                  277
Trustee fees                          672                        666                      683                  674
Registration fees                     504                         74                      333                  352
Custodian fees                      1,737                      1,736                    1,741                1,736
Other                                  59                         41                      216                  122
                               -------------------------------------------------------------------------------------
 Total expenses                    65,397                     36,824                   33,790               32,596
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (29,542)                   (18,819)                  (8,005)              (8,180)
                               ------------------------------------------------------------------------------------
Net expenses                       35,855                     18,005                   25,785               24,416
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      237,056                    121,839                   21,534                 (978)
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                  (25,804)                   (29,025)                  42,552              113,959
Net change in unrealized
  appreciation (depreciation)
  of investments                 (199,998)                   (90,861)                 122,308               91,552
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS     (225,802)                  (119,886)                 164,860              205,511
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                 $11,254                     $1,953                 $186,394             $204,533
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets (Unaudited)
For the six months ended June 30, 2006

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $237,056                   $121,839                $21,534                 $(978)
Net realized gain (loss)
   on investments                  (25,804)                   (29,025)                42,552               113,959
Net change in unrealized
   appreciation (depreciation)
   of investments                 (199,998)                   (90,861)               122,308                91,552
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                   11,254                      1,953                186,394                204,533
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (237,056)                  (121,839)                     0                     0
Net realized gains                       0                          0                      0                     0
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (237,056)                  (121,839)                     0                     0
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold          733,172                    379,193                279,752               386,711
Proceeds from reinvestment
  of distributions                 176,246                     71,459                 26,175               119,026
Cost of shares repurchased      (1,067,413)                  (997,492)              (149,617)              (87,147)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                    (157,995)                  (546,840)               156,310               418,590
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS               $(383,797)                 $(666,726)              $342,704              $623,123
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,408,382                 $6,540,526             $3,635,642            $2,509,067
                               -------------------------------------------------------------------------------------
End of period                  $12,024,585                 $5,873,800             $3,978,346            $3,132,190
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the twelve months ended December 31, 2005

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $467,045                   $235,781                $26,376               $(4,465)
Net realized gain (loss)
   on investments                  (50,681)                   (16,197)               208,512               117,983
Net change in unrealized
   appreciation (depreciation)
   of investments                 (176,258)                   (75,800)               (12,615)              (23,903)
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  240,106                    143,784                222,273                89,615
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (467,045)                  (235,781)               (26,376)                    0
Net realized gains                       0                          0                      0              (119,340)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (467,045)                  (235,781)               (26,376)             (119,340)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        2,390,572                    712,016                880,163               982,915
Proceeds from reinvestment
  of distributions                 307,649                    141,849                 13,522                29,579
Cost of shares repurchased      (2,268,804)                  (307,612)              (542,077)             (188,253)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                     429,417                    546,253                351,608               824,241
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS                $202,478                   $454,256               $547,505              $794,516
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,205,904                 $6,086,270             $3,088,137            $1,714,551
                               -------------------------------------------------------------------------------------
End of period                  $12,408,382                 $6,540,526             $3,635,642            $2,509,067
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            For the Period
                                           01/01/06-    01/01/05-    01/01/04-    01/01/03-    01/01/02-    01/01/01-
                                           06/30/06     12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                                          (Unaudited)
                                           --------------------------------------------------------------------------
Net asset value, beginning of period         $10.04       $10.22       $10.20       $10.18        $9.74        $9.82
                                           --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          0.20         0.38         0.38         0.42         0.46         0.51
Net realized and unrealized gain
   (loss) on investments                      (0.19)       (0.18)        0.02         0.02         0.48        (0.08)
                                           --------------------------------------------------------------------------
Total from investment operations               0.01         0.20         0.40         0.44         0.94         0.43
                                           --------------------------------------------------------------------------
Less distributions from:
Net investment income                         (0.20)       (0.38)       (0.38)       (0.42)       (0.46)       (0.51)
Net realized gains                             0.00         0.00         0.00         0.00        (0.04)        0.00
                                           --------------------------------------------------------------------------
Total distributions                           (0.20)       (0.38)        (0.38)       (0.42)       (0.50)       (0.51)
                                           --------------------------------------------------------------------------
Net asset value, end of period                $9.85       $10.04        $10.22       $10.20       $10.18        $9.74
                                           --------------------------------------------------------------------------
Total return1                                  0.04%        1.96%         4.05%        4.45%        9.90%        4.48%
                                           --------------------------------------------------------------------------


Ratios/supplemental data:
Net assets, end of period (000's)            $12,025     $12,408       $12,206      $12,634       $8,513       $3,549
Ratio of net expenses to average net assets    0.59%        0.55%2,       0.41%2       0.31%2       0.15%2       0.06%2
Ratio of net investment income to
   average net assets                          3.90%        3.71%         3.78%        4.13%       4.58%         5.06%
Portfolio turnover rate                        8.33%       24.59%        26.55%       24.72%      40.09%         6.14%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above Viking Fund Management, LLC waived fees and reimbursed expenses totaling $29,542, $65,270, $80,645, $81,954, $67,712, $30,300 and $17,505.
If the fees
had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.08%, 1.06%, 1.06%, 1.09%,
1.30%, and 1.60% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           For the Period
                                            01/01/06-    01/01/05-     01/01/04-     01/01/03-    01/01/02-   01/01/01-
                                            06/30/06     12/31/05      12/31/04      12/31/03     12/31/02    12/31/01
                                          (Unaudited)
                                            -----------------------------------------------------------------------------
Net asset value, beginning of period        $10.14        $10.29        $10.29        $10.25        $9.76       $9.95
                                            -----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.20          0.38          0.38          0.42         0.47        0.51
Net realized and unrealized gain
   (loss) on investments                     (0.19)        (0.15)         0.00          0.04         0.49       (0.19)
                                            -----------------------------------------------------------------------------
Total from investment operations              0.01          0.23          0.38          0.46         0.96        0.32
                                            -----------------------------------------------------------------------------
Less distributions from:
Net investment income                        (0.20)        (0.38)        (0.38)        (0.42)       (0.47)      (0.51)
Net realized gains                            0.00          0.00          0.00          0.00         0.00        0.00
                                            -----------------------------------------------------------------------------
Total distributions                          (0.20)        (0.38)        (0.38)        (0.42)       (0.47)      (0.51)
                                            -----------------------------------------------------------------------------
Net asset value, end of period               $9.95        $10.14        $10.29        $10.29       $10.25       $9.76
                                            -----------------------------------------------------------------------------
Total return1                                 0.05%         2.24%         3.76%         4.60%       10.07%       3.26%

Ratios/supplemental data:
Net assets, end of period (000's)           $5,874         $6,541        $6,086        $4,781       $2,059      $1,614
Ratio of net expenses to average net assets  0.57%2,3       0.52%2        0.44%2        0.36%2       0.22%2      0.11%2
Ratio of net investment income to
   average net assets                        3.86%3         3.70%         3.68%         4.06%        4.73%       4.85%
Portfolio turnover rate                     19.42%         17.61%        22.36%         7.49%       27.95%       3.83%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive	its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $18,819, $41,214, $40,375, $32,710, $30,993, and $16,352.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.17%, 1.16%, 1.18%, 1.32%, 1.90% and 2.57% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                            01/01/06-    01/01/05-     01/01/04-     01/01/03-    01/01/02-   01/01/01-
                                            06/30/06     12/31/05      12/31/04      12/31/03     12/31/02    12/31/01
                                          (Unaudited)
                                            --------------------------------------------------------------------------
Net asset value, beginning of period        $11.64        $10.88        $10.06         $8.20       $10.74      $11.08
                                            --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.07          0.08          0.05          0.06         0.06        0.04
Net realized and unrealized gain
   (loss) on investments                      0.53          0.76          0.82          1.86        (2.54)      (0.34)
                                            -------------------------------------------------------------------------
Total from investment operations              0.60          0.84          0.87          1.92        (2.48)      (0.30)
                                            -------------------------------------------------------------------------
Less distributions from:
Net investment income                         0.00         (0.08)        (0.05)        (0.06)       (0.06)      (0.04)
Net realized gains                            0.00          0.00          0.00         0.00        0.00        0.00
                                            ---------------------------------------------------------------------------
Total distributions                           0.00         (0.08)        (0.05)       (0.06)      (0.06)      (0.04)
                                            ---------------------------------------------------------------------------

Net asset value, end of period              $12.24        $11.64        $10.88        $10.06        $8.20      $10.74
                                            ---------------------------------------------------------------------------
Total return1                                 5.15%         7.76%         8.63%        23.42%      (23.08)%     (2.73)%

Ratios/supplemental data:
Net assets, end of period (000's)            $3,978        $3,636        $3,088        $2,745       $1,962      $2,143
Ratio of net expenses to average net assets   1.35%2,3      1.34%2        1.34%2        1.35%2       1.35%2      1.35%2
Ratio of net investment income to
   average net assets                         1.12%3        0.81%         0.47%         0.73%        0.71%       0.37%
Portfolio turnover rate                       6.15%        37.51%        25.70%        26.75%       36.52%      27.59%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $8,005, $15,575, $14,372, $15,021, $20,422, and $15,184.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.76%, 1.82%, 1.84%, 2.02%, 2.34% and 2.10% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                    For the Period
                                            01/01/06-     01/01/05-     01/01/04-    01/01/03-    01/01/02-    05/03/011-
                                            06/30/06      12/30/05      12/31/04     12/31/03     12/31/02     12/31/01
                                            -----------------------------------------------------------------------------
Net asset value, beginning of period         $14.32        $14.40        $12.43        $9.35       $10.26       $10.00
                                            -----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   0.00         (0.03)        (0.06)       (0.03)       (0.03)        0.00
Net realized and unrealized gain
 (loss) on investments                         1.07          0.63          2.22         3.11        (0.88)        0.26
                                             ---------------------------------------------------------------------------
Total from investment operations               1.07          0.60          2.16         3.08        (0.91)        0.26
                                             ---------------------------------------------------------------------------
Less distributions from:
Net investment income                          0.00          0.00          0.00         0.00         0.00         0.00
Net realized gains                             0.00         (0.68)        (0.25)        0.00         0.00         0.00
                                             ---------------------------------------------------------------------------
Total distributions                            0.00         (0.68)        (0.25)        0.00         0.00         0.00
                                             ---------------------------------------------------------------------------
Net asset value, end of period               $15.39        $14.32        $14.40       $12.43        $9.35       $10.26
                                             ---------------------------------------------------------------------------

Total return2                                  7.47%         4.18%        17.86%       32.94%       (8.87)%       2.60%

Ratios/supplemental data:
Net assets, end of period (000's)             $3,132        $2,509        $1,715       $1,250         $604         $321
Ratio of net expenses to average net assets    1.65%3,4      1.65%3        1.65%3       1.65%3       1.65%3       1.59%3,4
Ratio of net investment income to average
 net assets                                   (0.07%)4      (0.21)%       (0.46)%      (0.37)%4     (0.41)%      (0.28)%4
Portfolio turnover rate                       15.72%        21.93%        15.39%       14.77%       16.24%        1.81%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive	its fees or reimburse the Fund for its expenses through
August
1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $8,180, $15,661, $14,316, $12,883, $17,392, and $6,593. If the
fees had
not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.21%, 2.39%, 2.63%, 3.16%,
5.24% and 5.67% respectively.
4Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2006

1.  ORGANIZATION
Viking Mutual Funds (the Company) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the Funds).

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a Tax-Free Fund), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund (Large-Cap) and Viking Small-Cap Value Fund (Small-Cap), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees. The matrix system gives consideration to the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity, rating, and indications as to value from dealers and general market conditions.

Because the market value of municipal securities can only be established by Agreement between parties in a sales transaction, and because of uncertainty inherent in the valuation process, the fair values as determined may differ from the value that would have been used had a ready market for the securities existed.

Federal Income Taxes The Funds intend to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and the funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Security Transactions, Investment Income, Expenses and Distributions Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 30, 2006 and year ended December 31, 2005 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap           Small-Cap
                                 Montana              North Dakota          Value Fund          Value Fund
                            ----------------------------------------------------------------------------------
                            2006           2005       2006       2005      2006      2005       2006      2005
                            ----------------------------------------------------------------------------------
Distributions paid from:
    Tax-exempt income       $237,056   $467,045   $121,839   $235,781        $0        $0         $0        $0
    Ordinary income               $0         $0         $0         $0        $0   $26,376         $0        $0
    Long-term capital gain        $0         $0         $0         $0        $0        $0         $0  $119,340


4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap          Small-Cap
                                        for Montana       for North Dakota      Value Fund         Value Fund
                                      -------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period     For the Period
                                       from 01/01/06        from 01/01/06       from 01/01/06      from 01/01/06
                                    through 06/30/06     through 06/30/06    through 06/30/06   through 06/30/06
                                    ---------------------------------------------------------------------------
Shares sold                                204,502              62,581           29,246               31,485
Shares issued in reinvestment
 of distributions                           17,653               7,073            2,248                8,312
Shares redeemed                           (237,969)           (124,085)         (18,682)             (11,488)
                                    ---------------------------------------------------------------------------
Net Increase (Decrease)                    (15,814)            (54,431)          12,812               28,309
                                    ---------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Funds daily net assets and 1.00% to the Small-Cap Funds daily net assets. The Tax-Free
Fund
for Montana recognized $26,840 of investment advisory fees after a partial waiver for the six months ended June 30, 2006. On June 30, 2006, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $4,370. The Tax-Free Fund for North Dakota recognized $10,362 of investment advisory fees after a partial waiver for the six months ended June 30, 2006. On June 30, 2006, the Tax-Free Fund for North Dakota had a payable to VFM for investment advisory fees of $1,663. The Large-Cap Fund recognized $13,370 of investment advisory fees for the six months ended June 30, 2006. On June 30, 2006, the
Large-Cap Fund had a payable to VFM for investment advisory fees of $2,238. The Small-Cap Fund recognized $14,797 of investment advisory fees for the six months ended June 30, 2006. On June 30, 2006, the
Small-Cap Fund had a payable to VFM for investment advisory fees of $2,487. Under a sub-advisory agreement between Fox Asset Management, LLC (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap
Funds
daily net assets of up to $100 million and 0.35% to the Large-Cap Funds daily net assets in excess of $100 million. As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Funds daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Funds daily net assets when the net assets surpass
$5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. For the six months ended June 30, 2006 the Tax-Free Fund for North Dakota recognized $82 for transfer-agent services. After the
Fee waivers, no other fees for administrative services, portfolio accounting And transfer agent services were recognized by the Funds. On June 30, 2006 Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFM for transfer agent out-of-pocket expenses of $59, $41, $216 and $122, respectively.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Fund's shares and for servicing shareholder accounts. For the six months ended June 30, 2006, the Tax-Free Fund for Montana recognized
$304, the Tax-Free Fund for North Dakota recognized $42, Large-Cap Value Fund recognized $4,815 and Small-Cap Value Fund recognized $2,308 of 12b-1 fees after a partial waiver. On June 30, 2006, the Large-Cap
Fund and Small-Cap Fund had payables to VFD for 12b-1 fees of $846 and $364, respectively.

For the six months ending June 30, 2006, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $4,881, $24, $1,452 and $1,397 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On June 30, 2006 the Tax-Free Fund for Montana, Tax-Free for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $2,207, $1, $377, and $193, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Fund's total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Fund's total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

6.  INCOME TAXES
No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue
Code and to distribute substantially all of its taxable income. At December 31, 2005, the Funds' most recently completed year end, Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Value Fund had capital losses of $93,862, $44,499 and $137,360 respectively, which may be carried over to offset future capital gains. Such losses start to expire in 2008.

At June 30, 2006, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                $12,349,618               $5,934,741               $3,226,027            $2,735,623
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                 78,836                   28,685                  823,439               592,185
Unrealized depreciation               (169,960)                 (94,491)                 (76,110)              (76,831)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                     $(90,124)                $(65,806)                $747,329              $515,354
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 ------------------------------------------------------------------------------------
Purchases                         $1,263,843                  $1,225,358              $244,269              $652,280
Sales                             $1,011,895                  $1,784,003              $235,505              $463,881

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
June 30, 2006

Board Approval of Investment Advisory Agreement

In connection with each annual approval, the Board of Trustees is provided with information to assist it in evaluating whether to approve the continuance of the Agreement.

In considering whether to approve the Investment Management Agreement, the Board, including the Independent Trustees, considered a number of factors they believed to be relevant. These factors included the following: (1) the resources, experience and expertise of the advisor; (2) the performance of the Funds and the advisor; (3) the financial capability of the advisor; (4) the compliance history of the advisor; (5) the performance of the funds in comparison to similarly managed funds; (6) the amount of the contractual advisory fee in comparison to similarly managed funds; (7) the profitability of the advisor; (8) the extent of any economies of scale; and (9) the existence of any collateral benefits realized by the advisor and by the Funds.

On the basis of the information provided to the Trustees for their review, the following conclusions were reached: (1) a comparison of the net operating expenses for the Viking Tax-Free Fund for Montana and for the Viking Tax-Free Fund for North Dakota to other funds of similar objective and size reflected that the Viking Tax-Free Funds have lower expense structures than most of the other funds; (2) a comparison of the net operating expense for the Viking Large-Cap Value Fund to other funds of similar objective and size reflect that the Large-Cap Value Fund has a lower expense structure than most of the other funds; (3) a comparison of the net operating expense for the Viking Small-Cap Value Fund to other funds of similar objective and size reflect that the Small-Cap Value Fund has a similar expense structure to the average of the other funds; (4) a comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size; (5) upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory; (6) the overall nature and quality of the services provided by the Advisor had historically been, and continued to be, satisfactory to the Trustees; (7) the Trustees discussed the fact that the advisor does not benefit from economies of scale due to its relationship to the Funds, as the Viking Funds are relatively small and are its only advisory clients; (8) the Trustees discussed the profitability issues regarding the Advisor and felt comfortable with the direction of the Advisor and its prospects for future profitability.

In reviewing the Sub-Advisory Agreements, the Trustees considered the sub-advisory fees compared to the level of sub-advisory fees paid by other funds, past performance and the nature and quality of the services provided. On the basis of the information provided for their review, the Trustees reached the following conclusions: (1) the Trustees felt the overall nature and quality of services of Fox Asset Management, LLC (Fox) are satisfactory; (2) Fox has a good long-term track record in managing value accounts; (3) the sub-advisory fees paid to Fox are fair and reasonable in light of the sub-advisory services expected to be provided and the comparability of the sub-advisory fees paid by other funds and separately managed accounts; (4) the investment performance of Fox has lagged somewhat but appears to be improving during the last year and year-to-date, with regard to the Large-Cap Value Fund; (5) the Trustees are satisfied with Fox regarding its staffing and capabilities to manage the Value Funds, including the retention of personnel with significant portfolio management experience.

VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
June 30, 2006

Your Fund's Expenses


As a Fund shareholder, you can incur two types of costs:

* Transaction costs, including sales charges (loads) on Fund purchases; and

* Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in each Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


Actual Fund Expenses

The first line (Actual) for each Fund listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from each Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.  Divide your account value by $1,000.
    If an account had an $8,600 value, then $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period" for the Fund(s) you own shares in.
	If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each Fund in the table can help you compare ongoing costs of investing in the Fund(s) you own with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each Fund and an assumed 5% annual rate of return before expenses, which does not represent each Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each Fund is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                          Beginning Account     Ending Account     Expenses Paid During
                                           Value 01/01/06       Value 06/30/06   Period1 01/01/06-06/30/06
Viking Tax-Free Fund for Montana
Actual                                        $1,000.00           $1,000.40              $3.00
Hypothetical (5% return before expenses)      $1,000.00           $1,022.31              $3.03

Viking Tax-Free Fund for North Dakota
Actual                                        $1,000.00           $1,000.50              $2.90 2
Hypothetical (5% return before expenses)      $1,000.00           $1,021.85              $2.94 2

Viking Large-Cap Value Fund
Actual                                        $1,000.00           $1,051.50              $6.87
Hypothetical (5% return before expenses)      $1,000.00           $1,018.01              $6.78

Viking Small-Cap Value Fund
Actual                                        $1,000.00           $1,074.70              $8.61
Hypothetical (5% return before expenses)      $1,000.00           $1,016.39              $8.40

1Expenses are equal to the annualized expense ratio for each Fund (Viking Tax-Free Fund for Montana: 0.59%; Viking Tax-Free Fund for North Dakota:
0.57%; Viking Large-Cap Value Fund: 1.35%; and Viking Small-Cap Value Fund:
1.65%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

2Expenses for the Viking Tax-Free Fund for North Dakota have increased since the Fund's most recent fiscal half-year. Had the current expense ratio of the Fund, 0.61%, been in place throughout the entire most recent fiscal half-year, the Actual "Expenses Paid During Period" would have been $3.05 and the Hypothetical "Expenses Paid During Period" would have been $3.09.

Proxy Voting on Fund Portfolio Securities
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-933-8413. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available, without charge, and upon request, by calling 1-800-933-8413 and on the SECs website at http://www.sec.gov.

Quarterly Portfolio Schedule
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds'
Forms N-Q are available on the SEC's website at http://www.sec.gov.
The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
June 30, 2006

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shirley R. Martz                81             Trustee                        Retired CPA (1989-pres.); Trustee, Viking
116 1st St SW Suite C                                                         Mutual Funds (1999-pres.); Principal
Minot, ND 58701                                                               shareholder and employee of Brady, Martz
                                                                              & Associates and its predecessor (1948-
                                                                              1989).

Shannon D. Radke                39             Trustee                        President, Viking Fund Management, LLC
116 1st St SW Suite C                          President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.).

Mike Timm                       69             Trustee                        Retired; Trustee, Viking Mutual Funds
116 1st St SW Suite C                                                         (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-pres.);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

Peter C. Zimmerman              40             Trustee                        General Manager, Holiday Inn Riverside
116 1st St SW Suite C                                                         (1995-pres.); Trustee, Viking Mutual
Minot, ND 58701                                                               Funds (2004-pres.)

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
116 1st St SW Suite C
Minot, ND 58701

BOARD OF TRUSTEES
Shirley R. Martz
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
116 1st St SW Suite C
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
331 Newman Springs Road Suite 122
Red Bank, NJ 07701

DISTRIBUTOR
Viking Fund Distributors, LLC
116 1st St SW Suite C
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. The registrant has modified its internal controls over financial reporting, including additional separation of responsibilities between accounting and reconciliation and between accounting and authorized signatory functions.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of
       1940 are filed and attached as an exhibit.
(a)(3) Not applicable to the registrant.
(b) The certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of
       1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached as an exhibit.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ SHANNON D. RADKE
   -------------------------------
      Shannon D. Radke
      Principal Executive Officer


Date:


                         EXHIBIT INDEX
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of
        1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.